Consolidated Balance Sheet - CAD ($) $ in Millions	Oct. 31, 2020		Oct. 31, 2019
Assets
Cash and Cash Equivalents	$ 57,408	[1]	$ 48,803
Interest Bearing Deposits with Banks	9,035		7,987
Securities
Trading	97,834		85,903
Fair value through profit or loss	13,568		13,704
Fair value through other comprehensive income	73,407		64,515
Debt securities at amortized cost	48,466		24,472
Investments in associates and joint ventures	985		844
Securities, net	234,260		189,438
Securities Borrowed or Purchased Under Resale Agreements	111,878		104,004
Loans
Residential mortgages	127,024		123,740
Consumer instalment and other personal	70,148		67,736
Credit cards	7,889		8,859
Business and government	243,246		227,609
Loans gross of allowance for loan losses	448,307		427,944
Allowance for credit losses (Note 4)	(3,303)		(1,850)
Loans,net	445,004		426,094
Other Assets
Derivative instruments	36,815		22,144
Customers' liability under acceptances	13,493		23,593
Premises and equipment	4,183		2,055
Goodwill	6,535		6,340
Intangible assets	2,442		2,424
Current tax assets	1,260		1,165
Deferred tax assets	1,473		1,568
Other	25,475		16,580
Other assets	91,676		75,869
Total Assets	949,261		852,195
Liabilities and Equity
Deposits	659,034		568,143
Other Liabilities
Derivative instruments	30,375		23,598
Acceptances	13,493		23,593
Securities sold but not yet purchased	29,376		26,253
Securities lent or sold under repurchase agreements	88,658		86,656
Securitization and structured entities' liabilities	26,889		27,159
Current tax liabilities	126		55
Deferred tax liabilities	108		60
Other	36,193		38,607
Other liabilities	225,218		225,981
Subordinated debt	8,416		6,995
Equity
Contributed surplus	302		303
Retained earnings	30,745		28,725
Accumulated other comprehensive income	5,518		3,729
Total Equity	56,593		51,076
Total Liabilities and Equity	949,261		852,195
Preferred shares and other equity instruments [member]
Equity
Issued capital	6,598		5,348
Total Equity	6,598		5,348
Common shares [member]
Equity
Issued capital	13,430		12,971
Total Equity	$ 13,430		$ 12,971

[1]	Certain comparative figures have been reclassified to conform with the current year’s presentation.